Leases (Details) - Schedule of movement of the right of use assets recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value	S/ 3,639	S/ 4,668
Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	7,756	7,542
Additions	613	217
Sales and/or retirement		(3)
Ending balance	8,369	7,756
Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	3,088	1,536
Additions	1,642	1,552
Ending balance	4,730	3,088
Transportation Units [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value	3,358	4,668
Transportation Units [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	7,721	7,504
Additions	306	217
Sales and/or retirement
Ending balance	8,027	7,721
Transportation Units [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	3,053	1,501
Additions	1,616	1,552
Ending balance	4,669	3,053
Other [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value	281
Other [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	35	38
Additions	307
Sales and/or retirement		(3)
Ending balance	342	35
Other [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	35	35
Additions	26
Ending balance	S/ 61	S/ 35